Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Capital and Reserve [line items]
Common shares outstanding	449,458,394	447,771,433	444,336,361
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	449,458,394	447,771,433
Common shares outstanding	449,458,394	447,771,433